SCHEDULE OF SEGMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue from External Customer [Line Items]
Compensation	$ 1,856	$ 1,349
Cost of products, materials, and supplies	265,647	253,906
Production Services [Member]
Revenue from External Customer [Line Items]
Compensation	47,025	45,720
Cost of products, materials, and supplies	53,017	56,498
Transport and rental	28,316	27,481
Depreciation and amortization	20,232	17,729
Other	19,462	28,150
Total	168,052	175,578
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Compensation	36,658	32,603
Cost of products, materials, and supplies	17,932	17,114
Transport and rental	22,287	15,385
Depreciation and amortization	11,405	10,564
Other	10,592	16,924
Total	$ 98,874	$ 92,590